Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended		23 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000253970
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYCF
C000253976
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYCG
C000253977
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYCH
C000253978
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYCI
C000253979
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYCJ
C000253980
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYCK
C000253981
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYCL
C000253982
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYCM
C000253983
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYCN
C000253971
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYMF
C000253972
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYMG
C000253973
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYMH
C000253974
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYMI
C000253975
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYMJ
C000263199
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYCO
C000263200
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYMK
C000267387
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYHA
C000267388
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYHB
C000267390
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYHD
C000267391
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYHE
C000267389
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MYHC
Without Sales Load [Member] | C000253970
Average Annual Return [Line Items]
Average Annual Return, Percent				4.30%	4.46%
Without Sales Load [Member] | C000253976
Average Annual Return [Line Items]
Average Annual Return, Percent				4.00%	4.12%
Without Sales Load [Member] | C000253977
Average Annual Return [Line Items]
Average Annual Return, Percent				3.26%	3.92%
Without Sales Load [Member] | C000253978
Average Annual Return [Line Items]
Average Annual Return, Percent				2.84%	3.64%
Without Sales Load [Member] | C000253979
Average Annual Return [Line Items]
Average Annual Return, Percent				2.14%	3.25%
Without Sales Load [Member] | C000253980
Average Annual Return [Line Items]
Average Annual Return, Percent				2.02%	3.31%
Without Sales Load [Member] | C000253981
Average Annual Return [Line Items]
Average Annual Return, Percent				2.21%	2.98%
Without Sales Load [Member] | C000253982
Average Annual Return [Line Items]
Average Annual Return, Percent				2.22%	2.93%
Without Sales Load [Member] | C000253983
Average Annual Return [Line Items]
Average Annual Return, Percent				2.31%	2.73%
Without Sales Load [Member] | C000253971
Average Annual Return [Line Items]
Average Annual Return, Percent				2.79%	2.55%
Without Sales Load [Member] | C000253972
Average Annual Return [Line Items]
Average Annual Return, Percent				2.88%	2.21%
Without Sales Load [Member] | C000253973
Average Annual Return [Line Items]
Average Annual Return, Percent				3.42%	1.98%
Without Sales Load [Member] | C000253974
Average Annual Return [Line Items]
Average Annual Return, Percent				3.01%	1.88%
Without Sales Load [Member] | C000253975
Average Annual Return [Line Items]
Average Annual Return, Percent				3.37%	2.07%
Without Sales Load [Member] | C000263199
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]		(0.21%)
Without Sales Load [Member] | C000263200
Average Annual Return [Line Items]
Average Annual Return, Percent	[2]		1.40%
Without Sales Load [Member] | C000267387
Average Annual Return [Line Items]
Average Annual Return, Percent	[3]	2.23%
Without Sales Load [Member] | C000267388
Average Annual Return [Line Items]
Average Annual Return, Percent	[4]	2.82%
Without Sales Load [Member] | C000267390
Average Annual Return [Line Items]
Average Annual Return, Percent	[5]	3.28%
Without Sales Load [Member] | C000267391
Average Annual Return [Line Items]
Average Annual Return, Percent	[6]	2.16%
Without Sales Load [Member] | C000267389
Average Annual Return [Line Items]
Average Annual Return, Percent	[7]	3.50%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				1.89%	1.79%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				1.89%	1.79%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				1.89%	1.79%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				1.89%	1.79%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				1.89%	1.79%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				1.89%	1.79%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				1.89%	1.79%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				1.89%	1.79%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				1.89%	1.79%
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent				4.12%	1.68%
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent				4.12%	1.68%
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent				4.12%	1.68%
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent				4.12%	1.68%
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent				4.12%	1.68%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			0.28%
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent			1.46%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		(1.64%)
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		(1.64%)
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		(1.64%)
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		(1.64%)
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		(1.64%)
SPDR ETFs Index: ICE 2026 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2026 Maturity U.S. Corporate Index
Average Annual Return, Percent				4.00%	4.09%
SPDR ETFs Index: ICE 2027 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2027 Maturity U.S. Corporate Index
Average Annual Return, Percent				3.91%	4.02%
SPDR ETFs Index: ICE 2028 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2028 Maturity U.S. Corporate Index
Average Annual Return, Percent				3.21%	3.85%
SPDR ETFs Index: ICE 2029 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2029 Maturity U.S. Corporate Index
Average Annual Return, Percent				2.82%	3.65%
SPDR ETFs Index: ICE 2030 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2030 Maturity U.S. Corporate Index
Average Annual Return, Percent				2.08%	3.19%
SPDR ETFs Index: ICE 2031 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2031 Maturity U.S. Corporate Index
Average Annual Return, Percent				1.91%	3.31%
SPDR ETFs Index: ICE 2032 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2032 Maturity U.S. Corporate Index
Average Annual Return, Percent				2.10%	2.84%
SPDR ETFs Index: ICE 2033 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2033 Maturity U.S. Corporate Index
Average Annual Return, Percent				2.10%	2.79%
SPDR ETFs Index: ICE 2034 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2034 Maturity U.S. Corporate Index
Average Annual Return, Percent				2.18%	2.65%
SPDR ETFs Index: ICE 2026 Maturity US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2026 Maturity U.S. Broad Municipal Index
Average Annual Return, Percent				2.70%	2.58%
SPDR ETFs Index: ICE 2027 Maturity US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2027 Maturity U.S. Broad Municipal Index
Average Annual Return, Percent				2.78%	2.54%
SPDR ETFs Index: ICE 2028 Maturity US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2028 Maturity U.S. Broad Municipal Index
Average Annual Return, Percent				2.87%	2.51%
SPDR ETFs Index: ICE 2029 Maturity US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2029 Maturity U.S. Broad Municipal Index
Average Annual Return, Percent				2.69%	2.25%
SPDR ETFs Index: ICE 2030 Maturity US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2030 Maturity U.S. Broad Municipal Index
Average Annual Return, Percent				2.66%	2.05%
SPDR ETFs Index: ICE 2035 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2035 Maturity US Corporate Index
Average Annual Return, Percent			(0.24%)
SPDR ETFs Index: ICE 2031 Maturity US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2031 Maturity US Broad Municipal Index
Average Annual Return, Percent			0.93%
SPDR ETFs Index: ICE 2027 Maturity US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2027 Maturity US High Yield Index
Average Annual Return, Percent		1.66%
SPDR ETFs Index: ICE 2028 Maturity US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2028 Maturity US High Yield Index
Average Annual Return, Percent		2.09%
SPDR ETFs Index: ICE 2030 Maturity US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2030 Maturity US High Yield Index
Average Annual Return, Percent		2.36%
SPDR ETFs Index: ICE 2031 Maturity US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2031 Maturity US High Yield Index
Average Annual Return, Percent		1.22%
SPDR ETFs Index: ICE 2029 Maturity US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE 2029 Maturity US High Yield Index
Average Annual Return, Percent		2.26%

[1]	Returns are not annualized.
[2]	Returns are not annualized.
[3]	Returns are not annualized.
[4]	Returns are not annualized.
[5]	Returns are not annualized.
[6]	Returns are not annualized.
[7]	Returns are not annualized.